Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) - USD ($) shares in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Ordinary shares	2,019.0		2,019.0
At the end of the previous year	2,019.0
Changes during the period	0.0
At the end of the current year	2,019.0		2,019.0
At the end of the previous year	$ 1,736
Changes during the period			$ 0
At the end of the current year	1,736		$ 1,736
Changes during the period	$ 340	$ (4)
At the end of the previous year	59.9
Changes during the period	(11.8)
At the end of the current year	48.1		59.9
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares	1,693.0		1,693.0
At the end of the previous year	1,693.0
At the end of the current year			1,693.0
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares	326.0
Result on the use of treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	$ (2,556)
Changes during the period	(897)
At the end of the current year	(3,453)		$ (2,556)
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	(6,270)
Changes during the period	1,236	$ 279
At the end of the current year	$ (5,034)		$ (6,270)